Borrowings - Summary of Short-term Borrowing (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 450,140	₩ 425,785
Short-term borrowings [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 71,000	151,500
Short-term borrowings [member] | Shinhan Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.21%
Short-term borrowings [member] | Shinhan Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	6.28%
Short-term borrowings [member] | Shinhan Bank 1 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 13,090
Short-term borrowings [member] | Shinhan Bank 1 [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.43%
Short-term borrowings [member] | Shinhan Bank 1 [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	6.27%
Short-term borrowings [member] | Shinhan Bank 2 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 16,900
Annual interest rates description	CD(91D)+1.800
Short-term borrowings [member] | Shinhan Bank 3 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 20,000	20,000
Annual interest rates description	CD(91D)+1.990
Short-term borrowings [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.05%
Short-term borrowings	₩ 70,000	70,000
Short-term borrowings [member] | Woori Bank 1 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 51,950
Short-term borrowings [member] | Woori Bank 1 [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.23%
Short-term borrowings [member] | Woori Bank 1 [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.33%
Short-term borrowings [member] | Industrial Bank Of Korea [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.34%
Short-term borrowings	₩ 6,000	6,000
Short-term borrowings [member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		4,800
Short-term borrowings [member] | KB SECURITIES [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.63%
Short-term borrowings	₩ 120,000	69,635
Short-term borrowings [member] | HSBC [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		30,450	$ 23,600
Short-term borrowings [member] | NongHyup Bank [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.34%
Short-term borrowings	₩ 14,200	8,500
Short-term borrowings [member] | Korea Investment [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		30,000
Short-term borrowings [member] | Standard Chartered Bank [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 32,000
Annual interest rates description	CD(91D)+0.750
Short-term borrowings [member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 35,000	₩ 34,900
Short-term borrowings [member] | Korea Development Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.47%
Short-term borrowings [member] | Korea Development Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.94%